Trade and Other Payables - Schedule of Trade and Other Payables (Details) - Trade And Other Current Payables [Member]	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Trade and Other Payables [Line Items]
Trade payables	RM 11,237,702	$ 2,513,802	RM 2,326,371
Accruals	7,389,605	1,653,008	6,901,199
Sundry payables	1,110,105	248,323	2,592,465
Advance from a director - subsidiaries			7,563,894
Total	RM 19,737,412	$ 4,415,133	RM 19,383,929